CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 33,814	$ 43,913
Notes receivable	321	659
Short-term investments	701	165
Inventories	1,321	1,935
Deferred costs	397	272
Prepaid and other current assets	3,959	4,454
Short-term restricted cash	6,574	6,824
Total current assets	51,553	63,071
Property, plant and equipment, net	709	476
Operating lease right-of-use assets, net	966	1,399
Deferred tax assets	143	379
Long-term restricted cash	1,987	2,406
Other long-term assets	547	469
Total assets	55,905	68,200
Current liabilities:
Accounts payable	4,170	7,008
Income taxes payable	8,734	8,163
Customer advances	27	520
Customer advances - related party		249
Deferred revenue	12	62
Operating lease liabilities, current	801	1,184
Employee payroll and compensation	1,409	1,512
Other current liabilities	2,860	2,830
Total current liabilities	18,013	21,528
Operating lease liabilities, non-current	330	404
Other long-term liabilities	1,063	1,042
Total liabilities	19,406	22,974
Commitments and contingencies (Note 7)
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,443 and 10,413 shares issued at December 31, 2025 and December 31, 2024, respectively; 9,187 and 9,157 shares outstanding at December 31, 2025 and December 31, 2024, respectively	157	156
Additional paid-in capital	1,267,939	1,267,826
Treasury stock, at cost: 1,256 and 1,256 shares at December 31, 2025 and December 31, 2024, respectively	(12,335)	(12,335)
Accumulated deficit	(1,267,378)	(1,259,428)
Accumulated other comprehensive income	48,116	49,007
Total shareholders' equity	36,499	45,226
Total liabilities and shareholders' equity	55,905	68,200
Related Party [Member]
Current assets:
Accounts receivable, net of allowances for credit losses of $1,530 and $1,266 in 2025 and 2024, respectively. Receivables due from related parties was $0.5 million and nil in 2025 and 2024, respectively.	481
Nonrelated Party [Member]
Current assets:
Accounts receivable, net of allowances for credit losses of $1,530 and $1,266 in 2025 and 2024, respectively. Receivables due from related parties was $0.5 million and nil in 2025 and 2024, respectively.	$ 3,985	$ 4,849